Risks - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks
Cash and cash equivalents disposed off	€ 140,900
Short term gross debt	20,000
Borrowings	80,980	€ 99,107	€ 115,110
Amount of undrawn credit line	€ 50,000